UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/11 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
TAN — Tax Anticipation Notes
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.6%)(a)
	Rating(RAT)	Principal amount	Value

California (92.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A2	$20,750,000	$22,750,715
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB+	2,045,000	2,069,172
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	5,625,000	6,152,063

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	29,270,000	20,048,487

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,243,540
(Distr. Syst.), NATL, 5s, 10/1/29	A+	1,945,000	1,985,748

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,180,860

Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s, 4/1/31(T)	AA	13,600,000	14,370,172

Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,149,039

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,500,000	11,305,245
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,090,730

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,130,136
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,117,100
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,250,000	1,309,738
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,352,702
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,068,502
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,431,543
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,343,660
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	10,782,449
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	923,440
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	1,878,139
(Chapman U.), 5s, 4/1/31	A2	2,000,000	2,087,080
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,535,844
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,554,725
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,661,060
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,500,270
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,170,520
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,261,363
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,864,017

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,400,000	6,186,726
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa2	100,000	135,289
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,857,324
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,867,783
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,093,200
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,048,580
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	14,285,202
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	6,295,375
(CA-NV Methodist), 5s, 7/1/26	A-	1,745,000	1,797,245

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A	3,275,000	3,281,026
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	10,067
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A3	1,650,000	1,526,762
(Home Mtge.), Ser. L, 5.2s, 8/1/28	A	2,525,000	2,502,755
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	5,000,000	4,278,100
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	8,050,000	6,592,467
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Baa2	2,500,000	2,292,550
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	3,310,000	3,155,787

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A1	12,000,000	12,876,960
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A2	4,985,000	5,088,788

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	9,851,600
5 1/4s, 2/1/37	Baa2	14,650,000	13,555,059

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	4,161,280
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	12,973,040
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	232,329
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	10,500,000	10,383,870
(Emerson College), 5 3/4s, 1/1/33	Baa1	1,000,000	1,039,260
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,056,420
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	785,560

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A-	4,000,000	4,253,760

CA Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,639,365

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.)
Ser. F, 0.04s, 11/1/26	A-1+	23,200,000	23,200,000
Class C, 0.6s, 11/1/26	A-1+	16,600,000	16,600,000
Ser. E, 0.55s, 11/1/26	VMIG1	16,500,000	16,500,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.)
Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	7,699,050
Ser. B, 5s, 7/1/27	BBB	4,500,000	4,517,685

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	4,000,000	3,947,360

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	43,000,000	51,578,930
5 3/4s, 4/1/31	A1	40,620,000	45,725,934

CA State Enterprise Auth. Swr. Fac. Rev. Bonds (Anheuser-Busch), 5.3s, 9/1/47	A-	2,000,000	2,003,420

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	3,000,000	3,426,540
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A2	490,000	555,180
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	661,819
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	3,054,056
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,618,863
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	2,056,579
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	4,254,024
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	5,277,813
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	12,484,515
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,836,775
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,612,327
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	9,084,265

CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	A2	24,580,000	27,588,591
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A2	17,250,000	19,066,770

CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,675,950

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	15,300,000	14,295,096

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	2,415,000	2,466,077
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,557,195
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,545,300
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,482,680
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	961,134
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,020,320
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	11,175,000	11,203,272
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB	1,000,000	846,450

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	8,161,545

CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,287,434
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22 (Prerefunded 7/1/12)	AAA	1,630,000	1,702,519
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,110,000	544,067

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB	6,000,000	6,471,780
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A-	7,500,000	8,153,625
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A-	5,000,000	5,592,200
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	9,940,000	10,428,451
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,196,270
Ser. C, 5 1/4s, 8/1/31	A+	7,600,000	7,832,940
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,820,953
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A-	3,685,000	3,819,023
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A-	1,055,000	1,157,092

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	B2	2,960,000	2,768,606

CA Tobacco Securitization Agcy. Rev. Bonds (Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30 (Prerefunded 6/1/12)	AAA/F	3,145,000	3,194,156

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,495,823

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	4,421,500

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	Aa3	3,540,000	3,781,463

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,782,400
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,042,960
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,335,000	2,336,775
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	340,000	332,428

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,893,826
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,565,050

Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa1	1,280,000	785,690
zero %, 8/1/21	Aa1	4,500,000	2,947,365

Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	58,200,000	36,512,933

Compton, Unified School Dist. G.O. Bonds (Election of 2002), Ser. D, AMBAC
zero %, 6/1/18	Aa3	7,295,000	5,714,028
zero %, 6/1/17	Aa3	7,145,000	5,888,552

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	23,705,000	15,496,196

Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,402,137

Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	20,200,000	19,854,175

Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	7,000,980
5 1/4s, 4/1/24	A1	3,000,000	3,009,450

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AA/F	8,510,000	9,628,299

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	A1	1,505,000	722,806

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,260,030

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	18,185,280
NATL, 5 3/8s, 1/15/14	Baa2	5,000,000	5,007,850
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,747,780

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded 6/1/13)	Aaa	6,075,000	6,695,318
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded 6/1/12)	Aaa	8,760,000	9,320,903
Ser. A-1, 5s, 6/1/33	BB+	12,340,000	8,632,816
Ser. A, 4.55s, 6/1/22	Aa3	4,085,000	4,169,028
Ser. A-1, 4 1/2s, 6/1/27	BBB-	10,675,000	8,825,129
Ser. S-B, zero %, 6/1/47	B	24,000,000	841,680
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	7,587,560

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	Baa2	2,000,000	1,341,880
zero %, 2/1/20	Baa2	2,480,000	1,703,115

Huntington Beach, Cmnty. Fac. Dist. Special Tax (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB+/P	2,845,000	2,850,263
5.8s, 9/1/23	BB+/P	1,000,000	1,015,370

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,184,600
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	9,696,330
5 1/8s, 11/1/38	AA-	7,000,000	7,300,020

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	3,989,760

Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt. Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BBB/P	935,000	948,773

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 00-18 Group 3), 5.55s, 9/2/26	BBB+/P	1,825,000	1,834,892
(Dist. No. 04-20), 5s, 9/2/25	BB-/P	2,000,000	2,003,780
(Dist. No. 04-20), 5s, 9/2/21	BB-/P	1,000,000	1,030,680
(Dist. No. 04-20), 5s, 9/2/20	BB-/P	1,000,000	1,030,980
(Dist. No. 04-20), 5s, 9/2/19	BB-/P	1,000,000	1,031,290
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB-/P	1,000,000	1,031,310

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	665,000	612,166

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	Aa2	5,245,000	5,554,140
AGM, zero %, 11/1/23	Aa2	1,395,000	806,408

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	4,792,950

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	10,000,000	11,614,000

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	Aa3	16,000,000	16,756,320

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	12,276,135

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	14,970,000	18,243,640

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,059,371
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,165,980

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	5,715,500

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	20,000,000	23,981,800

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa3	6,445,000	1,974,555

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,095
zero %, 8/1/21	Aa2	8,575,000	5,649,039

North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,150,000	6,155,535
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,770,000	3,357,864
Ser. D, 5s, 9/1/26	BBB-/P	1,710,000	1,616,378

Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale Transit Village), Ser. B, 0.09s, 7/1/33	VMIG1	1,275,000	1,275,000

Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	Aa3	3,690,000	3,844,021

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	A2	4,000,000	4,364,800

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB-/P	2,750,000	2,759,680
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,725,633
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB-/P	1,000,000	1,005,440

Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004), Ser. A, AGO
zero %, 8/1/27	Aa3	3,395,000	1,447,458
zero %, 8/1/26	Aa3	5,000,000	2,287,150
zero %, 8/1/24	Aa3	5,130,000	2,713,616

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,255,780
5 1/2s, 9/1/31	A+	1,000,000	1,060,770

Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	3,000,000	3,000,300

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa2	11,350,000	4,367,026

Rancho Cordova, Cmnty. Fac. Dist. Special Tax (No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BB+/P	1,485,000	1,436,322

Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa2	6,000,000	5,346,780

Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	Baa2	18,465,000	23,110,978

Redwood City, Redev. Agcy., TAN (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	1,835,706

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	Aa3	2,000,000	2,208,780

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	Aa3	6,000,000	6,296,880

Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	Baa2	1,460,000	1,222,531

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BB-	4,250,000	3,274,880

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A-	1,340,000	649,324

Sacramento City Fin. Auth. TAN, Ser. A, FGIC, NATL, zero %, 12/1/23	A-	15,815,000	8,493,762

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A2	2,650,000	2,703,239
Ser. A, AGM, 5s, 7/1/28	Aa3	1,500,000	1,604,430
Ser. A, AGM, 5s, 7/1/26	Aa3	5,000,000	5,401,850
Ser. A, AGM, 5s, 7/1/25	Aa3	3,990,000	4,341,958

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,455,000	1,460,587
5.7s, 9/1/23	BBB-/P	4,795,000	4,815,810

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	4,325,925
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A-	5,000,000	3,460,450

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	1,650,000	1,822,095

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	13,457,530

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	Baa2	1,070,000	1,147,158

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa2	1,000,000	1,144,400

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5 1/4s, 3/1/40	A2	1,000,000	1,014,510
Ser. A, 5 1/4s, 9/1/35	A2	1,500,000	1,530,210
Ser. A, 5 1/4s, 3/1/25	A2	6,065,000	6,545,651
(Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa2	1,000,000	967,440
Ser. A, 5s, 9/1/26	A2	6,265,000	6,541,976

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,411,344
5 1/8s, 5/15/29	Aa3	7,885,000	8,763,862

San Diego, Redev. Agcy. Tax Alloc. (Centre City), Ser. A, SGI, 5s, 9/1/22	A2	4,665,000	4,751,722

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa2	10,000,000	1,205,300
(Election of 2008), Ser. C, zero %, 7/1/44	Aa2	15,000,000	2,183,850

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	Aa3	2,250,000	2,494,350
Ser. F, 5s, 5/1/40	A1	4,750,000	4,946,508
Ser. G, 5s, 5/1/40	A1	4,400,000	4,582,028

San Francisco, City & Cnty. Redev. Fin. Auth. TAN (Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,097,280

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	1,250,000	1,321,025

San Joaquin Cnty. Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	7,758,310

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A, 5s, 1/1/33	BB-	34,125,000	27,670,256

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	Baa2	3,935,000	3,309,571

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	926,650

San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,996,348
5.8s, 9/1/18	Baa3	1,475,000	1,479,484

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	4,904,374
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,036,400

Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,640,674

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A	2,500,000	2,842,900
5 1/4s, 7/1/32	A	4,000,000	4,293,520

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30 (Prerefunded 3/1/12)	BBB/P	10,765,000	10,867,482
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	495,673
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,210
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27	BBB+	3,315,000	3,441,965
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26	BBB+	1,500,000	1,569,270
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30	BBB+	500,000	503,760

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	676,390

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, SGI, 5 1/8s, 12/1/35	AA	3,000,000	3,136,860

Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,536,225
5 1/4s, 7/1/32	A/F	1,000,000	1,011,860

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	4,541,660

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	Baa1	2,850,000	2,852,423
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,521,735
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,258,497

Stockton, Redev. Agcy. Rev. Bonds (Stockton Events Ctr.), FGIC, NATL, 5s, 9/1/28	BBB+	1,500,000	1,520,730

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	4,535,000	4,538,945

Sweetwater, High School COP, AGM, 5s, 9/1/27	Aa3	7,840,000	7,958,226

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B-/P	5,000,000	5,045,450
zero %, 9/1/14	B-/P	1,240,000	1,036,566

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded 6/1/12)	Aaa	5,000,000	5,109,250
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	3,327,800
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,423,680

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA-	2,200,000	2,469,918
6 1/4s, 10/1/33	AA-	3,000,000	3,370,560

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	A+	6,000,000	6,789,300
5 5/8s, 1/1/29	A+	1,000,000	1,114,990

Turlock, Dist. Ser. A, 5s, 1/1/40	A+	11,640,000	11,956,141

U. of CA Rev. Bonds, Ser. O, 5 1/4s, 5/15/39	Aa1	10,000,000	10,902,900

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,671,750
5 3/4s, 8/15/28	AA	1,745,000	1,956,965

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A-	7,000,000	7,107,240

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,165,024

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	750,000	757,538

			1,465,193,923
Guam (0.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,058,850

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,450,000	2,400,584

			3,459,434
Puerto Rico (6.5%)

Children's Trust Fund Tobacco Settlement Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,384,280

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	5,000,000	5,569,150
Ser. C, 6s, 7/1/39	Baa1	3,770,000	4,010,338
Ser. A, 5 1/4s, 7/1/34	Baa1	2,750,000	2,746,370

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	14,000,000	14,617,960
6s, 7/1/38	Baa2	7,350,000	7,748,811

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	A3	1,200,000	1,209,060

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	14,798,816

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax, Ser. B, 5s, 7/1/31	Baa1	5,000,000	5,035,900

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa1	5,500,000	6,159,285

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	19,500,000	21,371,805
Ser. C, 5 1/4s, 8/1/41	A1	6,250,000	6,454,375

U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26	Baa2	5,000,000	5,074,750
Ser. Q, 5s, 6/1/25 (Puerto Rico)	Baa2	5,000,000	5,084,700

			103,265,600
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,075,860

			2,075,860
TOTAL INVESTMENTS

Total investments (cost $1,469,911,412)(b)			$1,573,994,817

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,579,896,324.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,470,911,269, resulting in gross unrealized appreciation and depreciation of $114,227,149 and $11,143,601, respectively, or net unrealized appreciation of $103,083,548.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.9%
	Utilities	16.3
	State Government	15.8
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $14,370,172 were held by the TOB trust and served as collateral for $6,819,860 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $2,314 for these investments based on an average interest rate of 0.17%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,573,994,817	$—

Totals by level	$—	$1,573,994,817	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012